Goodwill and Trade Name (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill And Trade Name
Schedule of Reconciliation of Changes in Goodwill and Trade Name
	Goodwill	Trade Name
	(in thousands)
Balance As At March 31, 2019	$—	$—
Balance As At March 31, 2018	$3,800	$14,000

Goodwill	Amount in US$
Balance as at March 31, 2017	$4,992
Foreign currency translation	13
Impairment (Refer note 6)	(1,205)
Balance as at March 31, 2018	3,800
Foreign currency translation	—
Impairment (Refer note 2 (b))	(3,800)
Balance as at March 31, 2019	$—